Distribution Date:	05/17/24	JPMDB Commercial Mortgage Securities Trust 2018-C8
Determination Date:	05/13/24
Next Distribution Date:	06/17/24
Record Date:	04/30/24	Commercial Mortgage Pass-Through Certificates
Series 2018-C8

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.

Certificate Factor Detail	3		General Information Number	(212) 272-6858

Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	8-12		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Mortgage Loan Detail (Part 1)	13-14		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States

Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Historical Detail	18		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Modified Loan Detail	23	Trustee	Wilmington Trust, National Association

Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
		Directing Certificateholder	LNR Securities Holdings, LLC
Interest Shortfall Detail - Collateral Level	26
			-
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46591AAW5	3.120500%	20,521,343.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46591AAX3	4.030600%	131,981,467.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46591AAZ8	3.944400%	130,013,581.00	118,505,849.15	270,053.64	389,528.73	0.00	0.00	659,582.37	118,235,795.51	39.05%	30.00%
A-4	46591ABA2	4.210600%	183,513,650.00	183,513,650.00	0.00	643,918.81	0.00	0.00	643,918.81	183,513,650.00	39.05%	30.00%
A-SB	46591ABB0	4.145000%	33,165,944.00	27,471,202.80	606,639.66	94,890.11	0.00	0.00	701,529.77	26,864,563.14	39.05%	30.00%
A-S	46591ABE4	4.421000%	64,183,025.00	64,183,025.00	0.00	236,460.96	0.00	0.00	236,460.96	64,183,025.00	27.15%	21.00%
B	46591ABF1	4.521600%	32,981,845.00	32,981,845.00	0.00	124,275.59	0.00	0.00	124,275.59	32,981,845.00	21.03%	16.38%
C	46591ABG9	4.759007%	32,091,512.00	32,091,512.00	0.00	127,269.77	0.00	0.00	127,269.77	32,091,512.00	15.08%	11.88%
D	46591AAG0	3.259007%	35,657,005.00	35,657,005.00	0.00	96,838.68	0.00	0.00	96,838.68	35,657,005.00	8.47%	6.88%
E	46591AAJ4	3.000000%	8,912,691.00	8,912,691.00	0.00	22,281.73	0.00	0.00	22,281.73	8,912,691.00	6.81%	5.63%
F	46591AAL9	3.000000%	7,132,025.00	7,132,025.00	0.00	17,830.06	0.00	0.00	17,830.06	7,132,025.00	5.49%	4.63%
G	46591AAN5	3.000000%	7,132,025.00	7,132,025.00	0.00	17,830.06	0.00	0.00	17,830.06	7,132,025.00	4.17%	3.63%
NR-RR	46591AAQ8	4.759007%	25,851,542.00	22,476,711.43	0.00	81,065.75	0.00	0.00	81,065.75	22,476,711.43	0.00%	0.00%
R	46591AAU9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	46591AAS4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			713,137,655.00	540,057,541.38	876,693.30	1,852,190.25	0.00	0.00	2,728,883.55	539,180,848.08

X-A	46591ABC8	0.598815%	563,379,010.00	393,673,726.95	0.00	196,448.00	0.00	0.00	196,448.00	392,797,033.65
X-B	46591ABD6	0.120327%	65,073,357.00	65,073,357.00	0.00	6,525.09	0.00	0.00	6,525.09	65,073,357.00
X-D	46591AAA3	1.500000%	35,657,005.00	35,657,005.00	0.00	44,571.26	0.00	0.00	44,571.26	35,657,005.00
X-EF	46591AAC9	1.759007%	16,044,716.00	16,044,716.00	0.00	23,518.97	0.00	0.00	23,518.97	16,044,716.00
X-G	46591AAE5	1.759007%	7,132,025.00	7,132,025.00	0.00	10,454.40	0.00	0.00	10,454.40	7,132,025.00
Notional SubTotal			687,286,113.00	517,580,829.95	0.00	281,517.72	0.00	0.00	281,517.72	516,704,136.65

Deal Distribution Total					876,693.30	2,133,707.97	0.00	0.00	3,010,401.27

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46591AAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46591AAX3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46591AAZ8	911.48823253	2.07711870	2.99606185	0.00000000	0.00000000	0.00000000	0.00000000	5.07318055	909.41111383
A-4	46591ABA2	1,000.00000000	0.00000000	3.50883332	0.00000000	0.00000000	0.00000000	0.00000000	3.50883332	1,000.00000000
A-SB	46591ABB0	828.29551904	18.29104156	2.86107068	0.00000000	0.00000000	0.00000000	0.00000000	21.15211224	810.00447748
A-S	46591ABE4	1,000.00000000	0.00000000	3.68416665	0.00000000	0.00000000	0.00000000	0.00000000	3.68416665	1,000.00000000
B	46591ABF1	1,000.00000000	0.00000000	3.76799994	0.00000000	0.00000000	0.00000000	0.00000000	3.76799994	1,000.00000000
C	46591ABG9	1,000.00000000	0.00000000	3.96583900	0.00000000	0.00000000	0.00000000	0.00000000	3.96583900	1,000.00000000
D	46591AAG0	1,000.00000000	0.00000000	2.71583887	0.00000000	0.00000000	0.00000000	0.00000000	2.71583887	1,000.00000000
E	46591AAJ4	1,000.00000000	0.00000000	2.50000028	0.00000000	0.00000000	0.00000000	0.00000000	2.50000028	1,000.00000000
F	46591AAL9	1,000.00000000	0.00000000	2.49999965	0.00000000	0.00000000	0.00000000	0.00000000	2.49999965	1,000.00000000
G	46591AAN5	1,000.00000000	0.00000000	2.49999965	0.00000000	0.00000000	0.00000000	0.00000000	2.49999965	1,000.00000000
NR-RR	46591AAQ8	869.45341326	0.00000000	3.13581875	0.31229356	13.33858112	0.00000000	0.00000000	3.13581875	869.45341326
R	46591AAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	46591AAS4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46591ABC8	698.77244264	0.00000000	0.34869599	0.00000000	0.00000000	0.00000000	0.00000000	0.34869599	697.21630852
X-B	46591ABD6	1,000.00000000	0.00000000	0.10027284	0.00000000	0.00000000	0.00000000	0.00000000	0.10027284	1,000.00000000
X-D	46591AAA3	1,000.00000000	0.00000000	1.25000011	0.00000000	0.00000000	0.00000000	0.00000000	1.25000011	1,000.00000000
X-EF	46591AAC9	1,000.00000000	0.00000000	1.46583897	0.00000000	0.00000000	0.00000000	0.00000000	1.46583897	1,000.00000000
X-G	46591AAE5	1,000.00000000	0.00000000	1.46583894	0.00000000	0.00000000	0.00000000	0.00000000	1.46583894	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	04/01/24 - 04/30/24	30	0.00	389,528.73	0.00	389,528.73	0.00	0.00	0.00	389,528.73	0.00
A-4	04/01/24 - 04/30/24	30	0.00	643,918.81	0.00	643,918.81	0.00	0.00	0.00	643,918.81	0.00
A-SB	04/01/24 - 04/30/24	30	0.00	94,890.11	0.00	94,890.11	0.00	0.00	0.00	94,890.11	0.00
X-A	04/01/24 - 04/30/24	30	0.00	196,448.00	0.00	196,448.00	0.00	0.00	0.00	196,448.00	0.00
X-B	04/01/24 - 04/30/24	30	0.00	6,525.09	0.00	6,525.09	0.00	0.00	0.00	6,525.09	0.00
X-D	04/01/24 - 04/30/24	30	0.00	44,571.26	0.00	44,571.26	0.00	0.00	0.00	44,571.26	0.00
X-EF	04/01/24 - 04/30/24	30	0.00	23,518.97	0.00	23,518.97	0.00	0.00	0.00	23,518.97	0.00
X-G	04/01/24 - 04/30/24	30	0.00	10,454.40	0.00	10,454.40	0.00	0.00	0.00	10,454.40	0.00
A-S	04/01/24 - 04/30/24	30	0.00	236,460.96	0.00	236,460.96	0.00	0.00	0.00	236,460.96	0.00
B	04/01/24 - 04/30/24	30	0.00	124,275.59	0.00	124,275.59	0.00	0.00	0.00	124,275.59	0.00
C	04/01/24 - 04/30/24	30	0.00	127,269.77	0.00	127,269.77	0.00	0.00	0.00	127,269.77	0.00
D	04/01/24 - 04/30/24	30	0.00	96,838.68	0.00	96,838.68	0.00	0.00	0.00	96,838.68	0.00
E	04/01/24 - 04/30/24	30	0.00	22,281.73	0.00	22,281.73	0.00	0.00	0.00	22,281.73	0.00
F	04/01/24 - 04/30/24	30	0.00	17,830.06	0.00	17,830.06	0.00	0.00	0.00	17,830.06	0.00
G	04/01/24 - 04/30/24	30	0.00	17,830.06	0.00	17,830.06	0.00	0.00	0.00	17,830.06	0.00
NR-RR	04/01/24 - 04/30/24	30	335,419.40	89,139.02	0.00	89,139.02	8,073.27	0.00	0.00	81,065.75	344,822.89
Totals			335,419.40	2,141,781.24	0.00	2,141,781.24	8,073.27	0.00	0.00	2,133,707.97	344,822.89

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,010,401.27
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,153,022.92	Master Servicing Fee	4,961.74
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,165.47
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	225.02
ARD Interest	0.00	Operating Advisor Fee	1,329.42
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	270.03
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,153,022.92	Total Fees	11,241.68

Principal		Expenses/Reimbursements
Scheduled Principal	603,966.03	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	(272,727.27)	Special Servicing Fees (Monthly)	5,346.00
Collection of Principal after Maturity Date	272,727.27	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	272,727.27	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	2,727.27
Total Principal Collected	876,693.30	Total Expenses/Reimbursements	8,073.27

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,133,707.97
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	876,693.30
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,010,401.27
Total Funds Collected	3,029,716.22	Total Funds Distributed	3,029,716.22

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	540,057,541.38	540,057,541.38	Beginning Certificate Balance	540,057,541.38
(-) Scheduled Principal Collections	603,966.03	603,966.03	(-) Principal Distributions	876,693.30
(-) Unscheduled Principal Collections	272,727.27	272,727.27	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	539,180,848.08	539,180,848.08	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	540,375,518.94	540,375,518.94	Ending Certificate Balance	539,180,848.08
Ending Actual Collateral Balance	539,233,575.61	539,233,575.61

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.76%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	9,951,446.51	1.85%	48	5.1224	NAP	Defeased	2	9,951,446.51	1.85%	48	5.1224	NAP
	9,999,999 or less	12	69,933,265.20	12.97%	47	4.9848	1.892359	1.49 or less	8	164,677,129.85	30.54%	39	5.0503	1.333495
10,000,000 to 19,999,999		11	153,639,640.16	28.50%	47	4.8235	1.788801	1.50 to 1.74	8	149,859,219.53	27.79%	47	4.8554	1.638803
20,000,000 to 24,999,999		1	24,216,263.12	4.49%	167	4.3350	2.897500	1.75 to 1.99	4	31,283,510.60	5.80%	47	4.9745	1.843368
25,000,000 to 49,999,999		7	231,440,233.09	42.92%	41	4.9923	1.583345	2.00 to 2.24	5	59,049,429.61	10.95%	48	4.9575	2.039693
	50,000,000 or greater	1	50,000,000.00	9.27%	44	3.5595	2.798800	2.25 or greater	7	124,360,111.98	23.06%	69	4.1846	2.737455
	Totals	34	539,180,848.08	100.00%	50	4.7832	1.852256	Totals	34	539,180,848.08	100.00%	50	4.7832	1.852256
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	2	9,951,446.51	1.85%	48	5.1224	NAP
							Defeased	2	9,951,446.51	1.85%	48	5.1224	NAP
Alabama	2	2,228,909.00	0.41%	131	4.5058	2.819729
							Industrial	1	5,177,761.69	0.96%	48	5.0500	1.601600
Arizona	2	58,029,603.03	10.76%	61	3.6668	2.812457
							Lodging	4	32,735,392.84	6.07%	48	5.1460	1.759337
California	7	93,973,475.43	17.43%	47	4.8502	1.692359
							Mixed Use	3	52,649,442.10	9.76%	47	4.8983	1.693541
Connecticut	1	25,335,353.96	4.70%	(12)	5.9900	1.398600
							Mobile Home Park	1	4,414,884.82	0.82%	48	4.9900	2.060300
Florida	2	40,393,975.00	7.49%	48	5.1171	1.642362
							Multi-Family	4	92,318,642.01	17.12%	48	5.0123	1.574536
Idaho	1	1,554,939.00	0.29%	167	4.3350	2.897500
							Office	17	153,992,820.98	28.56%	36	4.5702	1.954728
Louisiana	1	1,597,423.67	0.30%	167	4.3350	2.897500
							Retail	18	149,180,679.46	27.67%	47	4.8013	1.739527
Michigan	4	34,978,955.10	6.49%	65	4.7365	2.472500
							Self Storage	11	38,759,777.68	7.19%	122	4.4056	2.933552
Nevada	3	5,772,764.27	1.07%	44	4.7870	1.732400
							Totals	61	539,180,848.08	100.00%	50	4.7832	1.852256
New Jersey	1	2,744,509.82	0.51%	167	4.3350	2.897500

New York	1	42,000,000.00	7.79%	48	4.8670	1.410100

North Carolina	11	30,476,291.41	5.65%	47	4.5850	1.478839

Ohio	4	33,127,989.62	6.14%	54	4.8263	2.114492

Pennsylvania	7	66,321,850.89	12.30%	49	4.6776	1.985818

Texas	9	72,333,206.25	13.42%	48	5.0285	1.451203

Virginia	2	12,436,804.68	2.31%	47	5.1842	1.458425

Wyoming	1	5,923,350.43	1.10%	49	5.0050	1.805800

Totals	61	539,180,848.08	100.00%	50	4.7832	1.852256

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	9,951,446.51	1.85%	48	5.1224	NAP	Defeased	2	9,951,446.51	1.85%	48	5.1224	NAP
	3.99999% or less	1	50,000,000.00	9.27%	44	3.5595	2.798800	12 months or less	1	24,216,263.12	4.49%	167	4.3350	2.897500
	4.00000% to 4.49999%	4	64,647,919.08	11.99%	91	4.3167	2.586400	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50000% to 4.99999%	16	269,333,653.25	49.95%	47	4.8173	1.645724	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00000% or greater	11	145,247,829.24	26.94%	37	5.3258	1.606438	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	34	539,180,848.08	100.00%	50	4.7832	1.852256	49 months or greater	31	505,013,138.45	93.66%	44	4.7980	1.808981
								Totals	34	539,180,848.08	100.00%	50	4.7832	1.852256
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	9,951,446.51	1.85%	48	5.1224	NAP	Defeased	2	9,951,446.51	1.85%	48	5.1224	NAP
	84 months or less	31	505,013,138.45	93.66%	44	4.7980	1.808981	Interest Only	8	199,280,000.00	36.96%	47	4.5580	2.026255
85 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	356 months or less	24	329,949,401.57	61.19%	51	4.9090	1.757645
	120 months or greater	1	24,216,263.12	4.49%	167	4.3350	2.897500	357 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	34	539,180,848.08	100.00%	50	4.7832	1.852256	Totals	34	539,180,848.08	100.00%	50	4.7832	1.852256
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	9,951,446.51	1.85%	48	5.1224	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	31	503,894,047.61	93.46%	53	4.7159	1.881927
	13 months to 24 months	1	25,335,353.96	4.70%	(12)	5.9900	1.398600
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	34	539,180,848.08	100.00%	50	4.7832	1.852256
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	310540001	OF	Tempe	AZ	Actual/360	3.559%	148,312.50	0.00	0.00	01/06/28	01/06/33	--	50,000,000.00	50,000,000.00	05/06/24
2	695100996	MF	Brooklyn	NY	Actual/360	4.867%	170,345.00	0.00	0.00	N/A	05/06/28	--	42,000,000.00	42,000,000.00	05/06/24
3	310540003	MU	Monterey Park	CA	Actual/360	4.845%	161,500.00	0.00	0.00	N/A	04/01/28	--	40,000,000.00	40,000,000.00	05/01/24
6	695100992	RT	Pittsburgh	PA	Actual/360	4.925%	135,667.42	45,296.67	0.00	N/A	05/06/28	--	33,056,021.18	33,010,724.51	05/06/24
7	307331070	MF	Wilton Manors	FL	Actual/360	5.120%	142,933.33	0.00	0.00	N/A	05/06/28	--	33,500,000.00	33,500,000.00	05/06/24
9	310540009	OF	Durham	NC	Actual/360	4.575%	112,632.78	40,705.47	0.00	N/A	04/01/28	--	29,545,606.88	29,504,901.41	05/01/24
10	310540010	RT	Cleveland	OH	Actual/360	4.855%	113,824.77	44,573.71	0.00	N/A	04/06/28	--	28,133,826.92	28,089,253.21	05/06/24
11	307331064	OF	Hartford	CT	Actual/360	5.990%	128,090.20	325,454.80	0.00	N/A	05/06/23	--	25,660,808.76	25,335,353.96	04/06/24
12	310540012	SS	Various	Various	Actual/360	4.335%	87,727.00	68,027.97	0.00	N/A	04/01/38	--	24,284,291.09	24,216,263.12	05/01/24
14	695100997	LO	Various	TX	Actual/360	5.085%	76,227.05	45,957.82	0.00	N/A	05/06/28	--	17,988,683.96	17,942,726.14	05/06/24
15	307331069	LO	Troy	MI	Actual/360	5.220%	64,509.32	37,062.13	0.00	N/A	06/06/28	--	14,829,728.82	14,792,666.69	05/06/24
16	303281048	RT	Novi	MI	Actual/360	4.399%	54,999.48	27,305.93	0.00	N/A	03/06/28	--	15,004,973.54	14,977,667.61	05/06/24
17	310540017	RT	Houston	TX	Actual/360	4.650%	61,288.76	24,178.04	0.00	N/A	05/01/28	--	15,816,454.83	15,792,276.79	05/01/24
18	695100990	OF	Sherman Oaks	CA	Actual/360	4.785%	58,571.56	24,182.37	0.00	N/A	05/06/28	--	14,688,792.27	14,664,609.90	05/06/24
19	309640313	RT	Whitehall	PA	Actual/360	4.056%	44,553.58	27,543.83	0.00	N/A	11/01/27	--	13,181,532.18	13,153,988.35	05/01/24
20	695100986	OF	Covina	CA	Actual/360	4.895%	56,479.66	20,431.65	0.00	N/A	04/06/28	--	13,845,883.02	13,825,451.37	05/06/24
21	310540021	RT	Fulshear	TX	Actual/360	4.785%	52,372.16	17,340.17	0.00	N/A	05/01/28	--	13,134,083.24	13,116,743.07	05/01/24
22	310540022	RT	Weslaco	TX	Actual/360	5.530%	56,206.18	18,420.94	0.00	N/A	05/06/28	--	12,196,639.60	12,178,218.66	05/06/24
23	310540023	SS	Various	PA	Actual/360	4.460%	45,715.00	0.00	0.00	N/A	04/01/28	--	12,300,000.00	12,300,000.00	05/01/24
24	310540024	MF	Andrews	TX	Actual/360	5.245%	47,687.46	15,090.49	0.00	N/A	05/06/28	--	10,910,382.07	10,895,291.58	05/06/24
25	310540025	OF	Northridge	CA	Actual/360	4.925%	34,269.79	0.00	0.00	N/A	04/06/28	--	8,350,000.00	8,350,000.00	05/06/24
26	307331062	RT	Virginia Beach	VA	Actual/360	5.280%	31,994.05	12,331.01	0.00	N/A	04/06/28	--	7,271,374.00	7,259,042.99	05/06/24
27	695100982	OF	Tallahassee	FL	Actual/360	5.103%	29,392.56	17,855.98	0.00	N/A	03/06/28	--	6,911,830.98	6,893,975.00	05/06/24
28	695101001	MU	West Hollywood	CA	Actual/360	4.940%	30,051.67	0.00	0.00	N/A	06/06/28	--	7,300,000.00	7,300,000.00	05/06/24
31	695100861	RT	Las Vegas	NV	Actual/360	4.787%	23,066.07	9,414.48	0.00	N/A	01/06/28	--	5,782,178.75	5,772,764.27	05/06/24
32	695101019	MF	Franklin	IN	Actual/360	5.086%	23,950.93	8,574.46	0.00	N/A	05/06/28	02/06/28	5,651,025.02	5,642,450.56	05/06/24
33	310540033	MF	Jackson	WY	Actual/360	5.005%	24,736.55	7,491.08	0.00	N/A	06/06/28	--	5,930,841.51	5,923,350.43	05/06/24
35	307331061	RT	Various	Various	Actual/360	4.900%	23,805.83	0.00	0.00	N/A	04/06/28	--	5,830,000.00	5,830,000.00	05/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
36	310540036	OF	Santa Rosa	CA	Actual/360	4.600%	20,801.34	7,906.74	0.00	N/A	04/06/28	--	5,426,436.08	5,418,529.34	05/06/24
37	695100984	MU	Kennett Square	PA	Actual/360	5.240%	23,391.97	7,496.76	0.00	N/A	03/06/28	--	5,356,938.86	5,349,442.10	05/06/24
38	695100999	IN	Sterling	VA	Actual/360	5.050%	21,817.21	6,526.57	0.00	N/A	05/06/28	--	5,184,288.26	5,177,761.69	05/06/24
39	307331068	IN	Taylor	MI	Actual/360	5.170%	18,596.47	7,398.34	0.00	N/A	05/06/28	--	4,316,394.29	4,308,995.95	05/06/24
40	695100998	MH	Barstow	CA	Actual/360	4.990%	18,386.90	6,815.00	0.00	N/A	05/06/28	--	4,421,699.82	4,414,884.82	05/06/24
41	695100989	SS	Springfield	OH	Actual/360	4.870%	9,118.37	3,310.89	0.00	N/A	05/06/28	--	2,246,825.45	2,243,514.56	05/06/24
Totals							2,153,022.92	876,693.30	0.00				540,057,541.38	539,180,848.08
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	55,654,038.00	42,608,664.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2	2,946,120.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	8,164,048.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,863,475.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,818,217.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	7,060,453.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	4,094,319.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	6,416,606.00	0.00	--	--	11/13/23	4,326,478.83	66,892.77	139,096.66	139,096.66	0.00	0.00
12	5,596,580.00	5,507,620.88	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,231,881.09	0.00	--	--	--	0.00	0.00	0.00	0.00	29,254.24	0.00
15	3,171,017.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	28,948,614.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,189,061.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,470,280.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	20,968,092.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,682,953.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	404,388.92	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,077,410.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,834,743.86	433,843.98	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,320,572.27	386,561.68	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	949,530.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	990,329.34	604,980.66	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	5,938,637.73	1,195,700.19	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
28	716,874.10	565,076.27	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
31	692,152.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	625,160.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	780,739.51	195,181.13	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
36	588,413.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	710,537.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	540,738.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	549,567.90	473,959.30	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
41	366,005.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	173,957,171.67	52,375,977.01				4,326,478.83	66,892.77	139,096.66	139,096.66	29,254.24	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
11	307331064	272,727.27	Partial Liquidation (Curtailment)	0.00	0.00
Totals		272,727.27		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	272,727.27	0	0.00	4.783232%	4.746002%	50
04/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	272,727.27	0	0.00	4.783986%	4.746628%	51
03/15/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.784731%	4.747245%	52
02/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	1,645,824.13	0	0.00	4.784890%	4.747393%	53
01/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.788638%	4.750432%	53
12/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.788733%	4.750525%	54
11/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.788845%	4.750633%	55
10/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.789262%	4.750984%	56
09/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.789371%	4.751089%	57
08/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	6,110,166.15	4.789385%	4.751116%	58
07/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.793940%	4.755881%	59
06/16/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.793960%	4.755914%	60
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
11	307331064	04/06/24	0	5	139,096.66	139,096.66	47,182.86	25,388,081.49	05/10/23	2
Totals					139,096.66	139,096.66	47,182.86	25,388,081.49

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		25,335,354	0	25,335,354		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		411,613,214	411,613,214	0		0
49 - 60 Months		28,016,017	28,016,017	0		0
> 60 Months		74,216,263	74,216,263	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-24	539,180,848	539,180,848	0	0	0	0
Apr-24	540,057,541	514,396,733	25,660,809	0	0	0
Mar-24	540,889,159	514,903,410	0	0	25,985,749	0
Feb-24	541,536,869	515,492,837	0	0	26,044,032	0
Jan-24	543,721,067	515,994,973	0	0	27,726,094	0
Dec-23	544,257,175	516,495,030	0	0	27,762,145	0
Nov-23	544,839,821	517,035,647	0	0	27,804,174	0
Oct-23	545,518,045	517,531,394	0	0	27,986,651	0
Sep-23	546,095,421	518,067,856	0	0	28,027,564	0
Aug-23	546,586,893	518,559,329	0	0	28,027,564	0
Jul-23	553,193,699	525,166,134	0	0	28,027,564	0
Jun-23	553,732,130	525,704,566	0	0	28,027,564	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
11	307331064	25,335,353.96	25,388,081.49	46,200,000.00	06/22/23	5,543,805.56	1.39860	12/31/22	05/06/23	284
Totals		25,335,353.96	25,388,081.49	46,200,000.00		5,543,805.56

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
11	307331064	OF	CT	05/10/23	2

Loan transferred on 5/11/23 for Maturity Default after Borrower was unable to pay the Loan off at the 5/6/2023 Maturity Date. Mezz debt iao $10MM is held by Third Point Real Estate. The Loan is secured by Constitution Plaza, a 659,315 SF office complex located on 6.6 acres in downtown Hartford, CT. The Property is 78% occupied as of 12/31/2023. A formal Notice of Default has been sent and Lender has engaged legal counsel. The Borrower is seeking an extension of the maturity date. The Lender will dual track foreclosure/receivership action while continuing discussions with the Borrower until a resolution is reached. The Mezz Borrower filed for CH. 11 BK on 2/7/24 in anticipation of the Mezz Lender's UCC foreclosure sale scheduled to occur sa me day on 2/7/24. The Lender has filed for a court appointed receiver.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	310540003	0.00	4.84500%	0.00	4.84500%	9	08/13/21	10/01/20	09/13/21
5	656120762	0.00	5.23000%	0.00	5.23000%	8	12/31/20	11/06/20	10/12/21
14	695100997	19,783,704.32	5.08500%	19,783,704.32 5.08500%		10	07/31/20	06/06/20	09/11/20
Totals		19,783,704.32		19,783,704.32
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
29	695100985 12/17/21	6,852,095.37	4,600,000.00	4,347,052.88	968,202.43	4,347,052.88	3,378,850.45	3,473,244.92	0.00	98,413.86	3,374,831.06	46.87%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		6,852,095.37	4,600,000.00	4,347,052.88	968,202.43	4,347,052.88	3,378,850.45	3,473,244.92	0.00	98,413.86	3,374,831.06

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
29	695100985	08/17/23	0.00	0.00	3,374,831.06	0.00	0.00	(98,413.86)	0.00	0.00	3,374,831.06
		12/17/21	0.00	0.00	3,473,244.92	0.00	0.00	3,473,244.92	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	3,374,831.06	0.00	0.00	3,374,831.06	0.00	0.00	3,374,831.06

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
11	0.00	0.00	5,346.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	2,727.27	0.00
Total	0.00	0.00	5,346.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	2,727.27	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		8,073.27

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27